Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 611	€ 506
Standby letters of credit	0	12
Share of contingent liabilities incurred in relation to interests in joint ventures	0	7
Other guarantees	8	11
Other commitments and contingent liabilities	€ 0	€ 0